BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 2,270,704	$ 2,936,879
Prepaid expenses and other current assets	132,204	89,975
Total Current Assets	2,402,908	3,026,854
PROPERTY AND EQUIPMENT - NET	298,360	300,994
OTHER ASSETS
Intangible assets - net	543,540	488,526
TOTAL ASSETS	3,244,808	3,816,374
CURRENT LIABILITIES
Accounts payable	65,410	96,384
Accounts payable and accrued expenses- related parties	48,817	55,606
Accrued expenses	7,949	3,338
TOTAL LIABILITIES	122,176	155,328
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized no shares issued or outstanding
Common stock $0.001 par value, 100,000,000 authorized 52,617,789 and 50,160,758 issued and outstanding at December 31, 2013 and December 31, 2012	52,618	50,161
Additional paid-in capital	35,414,206	32,042,751
Accumulated deficit	(15,827)	(15,827)
Deficit accumulated during development stage	(32,328,365)	(28,416,039)
TOTAL STOCKHOLDERS' EQUITY	3,122,632	3,661,046
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,244,808	$ 3,816,374